Common Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Common Stock [Text Block]
18.	Common Stock

Share Capital

Each share of common stock is entitled to one vote per share and is entitled to dividends when declared by the Company’s board of directors. As of December 31, 2015 and 2014, there were  56,906,561 and 55,809,661 shares of common stock outstanding, respectively. As of December 31, 2015 and 2014, there was no preferred stock issued and outstanding.

In 2013, the Company issued 360,600 shares of common stock on the exercise of employee stock options with exercise price of $1.60 per share and 118,200 shares of common stock on the exercise of employee stock options with exercise price of $2.37 per share, for total proceeds of $848. The Company received further cash proceeds of $18 on the exercise of stock option for which the shares were issued subsequent to December 31, 2013.

In 2014, the Company issued 48,000 shares of common stock on the exercise of employee stock options with exercise price of $1.60 per share and 191,300 shares of common stock on the exercise of employee stock options with exercise price of $2.37 per share, for total proceeds of $512. The Company received further cash proceeds of $51 on the exercise of stock option for which the shares were issued subsequent to December 31, 2014.

In 2015, the Company issued 115,500 shares of common stock on the exercise of employee stock options with exercise price of $1.60 per share and  252,400 shares of common stock on the exercise of employee stock options with exercise price of $2.37 per share, for total proceeds of $732. The Company received further cash proceeds of $18 on the exercise of stock option for which the shares were issued subsequent to December 31, 2015.

In May 2015, the Company granted 729,000 restricted shares at par value of $0.001 for total proceeds of $1 to directors, officers and employees of the Company.